Note 1 - Organization and Principal Activities (Details) - Net Revenue and Net Income (Loss) of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 83,695,885	$ 52,738,077	$ 29,599,486
Net income (loss)	(7,167,849)	(8,573,128)	(11,855,207)
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	98,207,958	58,549,393	17,271,563
Net income (loss)	$ 12,305,855	$ (5,469,402)	$ (6,948,118)